Short-Term Loans (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Short-Term Loans [Line Items]
Short- term borrowed	$ 3,000,000
Interest rates percentage	9.00%
Repaid borrowings	$ 700,000
Repaid borrowings	13,189,978	$ 18,978,992
Short-Term Loans from Banks [Member]
Short-Term Loans [Line Items]
Short- term borrowed	11,400,000	18,900,000
Repaid borrowings	$ 12,500,000	18,700,000
Loan Agreements with Another Bank [Member]
Short-Term Loans [Line Items]
Short- term borrowed		$ 4,900,000
Minimum [Member]
Short-Term Loans [Line Items]
Interest rates percentage	3.50%
Minimum [Member] | Short-Term Loans from Financial Institutions other than Banks [Member]
Short-Term Loans [Line Items]
Interest rates percentage		5.80%
Maximum [Member]
Short-Term Loans [Line Items]
Interest rates percentage	7.00%
Maximum [Member] | Short-Term Loans from Financial Institutions other than Banks [Member]
Short-Term Loans [Line Items]
Interest rates percentage		6.10%
Weighted Average [Member] | Short-Term Debt [Member]
Short-Term Loans [Line Items]
Weighted average interest rate	4.40%	6.30%